CONTRACT ASSETS - Schedule of Assets Related to Contracts with Customers (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract assets [abstract]
Contract assets	$ 688	$ 13,946	$ 12,450